NPORT-EX

Upright Growth and Income Fund

Schedule of Investments

June 30, 2022 (unaudited)

		Market
Description	Quantity	Value
Equities
Aero Space 1.43%
Direxion Daily Aerospace & Defense Bull 3X Shares	1,500	$23,130

AI Technology 0.59%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	750	9,615

Consumer 1.02%
Bed Bath & Beyond Inc.	1,500	7,455
Tapestry, Inc.	300	9,156
		$16,611

Drug Manufacturer-other 8.91%
AbbVie Inc.	600	91,896
Teva Pharmaceutical Industries Limited* ADR	7,000	52,640
		$144,536

Electrical Industry 0.49%
General Electric Company	125	7,959

Electronic Equipment 7.46%
Apple Inc.	400	54,688
Plug Power Inc.*	4,000	66,280
		$120,968

Exchange Traded Fund 6.28%
Direxion Daily Dow Jones Internet Bull 3X Shares	7,200	58,320
Direxion Daily Semiconductor Bull 3X Shares	3,000	39,300
ProShares S&P 500 Dividend Aristocrats ETF	50	4,268
		$101,888

Financial Service 10.11%
Direxion Daily Financial Bull 3X Shares	1,300	82,030
Goldman Sachs Group, Inc.	200	59,404
JPMorgan Chase & Co.	200	22,522
		$163,956

Healthcare Services 1.71%
CVS Health Corporation	300	27,798

Industrial General Business 1.52%
Direxion Daily Industrials Bull 3X Shares	1,000	24,640

Leisure 1.16%
The Walt Disney Company	200	18,880

MID Cap 1.97%
Direxion Daily Mid Cap Bull 3X Shares	1,000	31,950

Real Estate-ETF 1.78%
Direxion Daily Real Estate Bull 3X Shares	2,000	28,880

Oil 1.58%
Exxon Mobil Corporation	300	25,692

Pharmaceutical 1.83%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	1,000	10,810
Walgreens Boots Alliance, Inc.	500	18,950
		$29,760

Semiconductor 25.74%
ASE Technology Holding Co., Ltd. ADR	10,000	51,700
Nvidia Corporation	600	90,954
Silicon Motion Technology Corporation ADR	1,500	125,550
Taiwan Semiconductor Manufacturing Company ADR	1,000	81,750
United Microelectronics Corporation ADR	10,000	67,700
		$417,654

IC Design 23.05%
Himax Technologies, Inc. ADR	50,000	374,000
		$1,567,917

Short Term Investments 0.65%
Fidelity Government Portfolio CL I	820	820
First American Government Obligations FD CL X	622	622
First American Treasury Obligations FD CL Z	1284	1,284
First American Government Obligations FD CL Z	2494	2,494
MSIL FD Treasury Portfolio Institutional	2923	2,923
MSIL FD Government Portfolio Institutional	2437	2,437
		$10,580

Total Investments (Cost $1,468,871) 97.30%		$1,578,497
Other Assets less Liabilities 2.70%		$43,869
Net Assets 100%		$1,622,366

*Non income producing securities

ADR – American Depository Receipt

As of June 30, 2022, the gross unrealized appreciation for all securities totaled $370,588 and the gross unrealized depreciation for all securities totaled $260,962 for a net unrealized appreciation of $109,626 for tax purposes. The aggregate cost of securities including cash and money funds on June 30, 2022 was $1,512,740.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009. The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2022:

Level 1	1,578,497
Level 2	-
Level 3	-
Total	1,578,497